Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 4 – INCOME TAX

At December 31, 2021, the Company had unused net operating loss carryforwards of approximately $91,150,848 for income tax purposes, which expire between 2022 and 2026. At December 31, 2021, 2020 and 2019, these net operating losses carryforwards may result in future income tax benefits of $21,953,981, $10,974,429 and $7,394,397, respectively.

Valuation allowances provided against the deferred tax assets are mainly related to the net operating loss carry forwards, as the Company’s management does not believe that sufficient positive evidence exists to conclude that the benefits of such deferred tax assets is more likely than not to be realized in full. The amount of the valuation allowance as of December 31, 2021 and 2020 was $14,570,809 and $10,974,429, respectively.

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax liabilities and assets of December 31, 2021 and 2020 are as follows:

	December 31,	December 31,
	2021	2020
Deferred tax liabilities arising from acquisitions of subsidiaries	$(10,284,171)	$(211,796)
Deferred tax asset
Net operating loss carryforward	21,953,981	10,974,429
Valuation allowance	(14,570,809)	(10,974,429)
Net deferred tax asset	7,383,172	-

Movement of valuation allowance

	December 31, 2021	December 31, 2020
At the beginning of the year	$10,974,429	$7,394,397
Acquisition of subsidiary	4,489,762	1,632,891
Current year addition	7,993,933	1,764,787
Expired	(1,673,664)	(1,742,956)
Exchange difference	381,779	679,252
Over provided in last year	(212,258)	1,246,058
Recognized during the year	(7,383,172)	-
At the end of the year	14,570,809	10,974,429

The Company is not subject to taxation in BVI under the current BVI law. Subsidiaries operating in the PRC are subject to PRC Enterprise Income Tax at the statutory rate of 25% for the years ended December 31, 2021, 2020 and 2019. Four of our subsidiaries qualify as high-technology enterprises and benefit from a preferential tax rate of 15%. They are qualified as a “high-technology enterprise” until July 2022, October 2022, December 2023 and 2024, respectively. Subsidiaries operating in Hong Kong are subject to Hong Kong income taxes at a rate of 16.5% for the years ended December 31, 2021, 2020 and 2019.

A reconciliation of the income tax expense to the amount computed by applying the current PRC statutory tax rate of 25% to the loss before income taxes in the consolidated statements of comprehensive income is as follows:

	December 31,	December 31,	December 31,
	2021	2020	2019
Loss before income taxes	$(69,597,322)	$(40,056,965)	$(32,022,203)

Tax loss at the PRC statutory tax rate of 25%	(9,924,064)	(9,611,948)	(7,470,202)
Non-deductible items	20,182,632	7,353,006	5,046,957
Non-taxable items	(18,168,778)	(853,004)	(388,109)
Change in valuation allowance	16,013,504	1,764,787	1,281,472
Effect of different tax rates in other jurisdictions	568,584	178,444	526,348
Effect of 15% preferential rate for certain PRC subsidiaries	(545,541)	1,168,715	1,003,534
Prior year over provision	-	-	70,992
Income tax benefit	8,126,337	-	70,992